1290 SmartBeta Equity Fund Expense Example - 1290 SmartBeta Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 656
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,218
Expense Example, with Redemption, 10 Years	2,044
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,296
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	$ 1,859